UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22309

(Investment Company Act file number)

Transparent Value Trust

(Exact name of registrant as specified in charter)

330 Madison Ave

10th Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

(212) 518-5344

(Registrant’s telephone number)

Donald C. Cacciapaglia

Transparent Value Trust

330 Madison Ave

10th Floor

New York, New York 10017

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: July 1, 2015 – September 30, 2015

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS
Transparent Value Directional Allocation VI Portfolio
September 30, 2015

	Shares	Value
COMMON STOCKS 97.07%
Consumer Discretionary 14.41%
Amazon.com, Inc.(a)	162	$82,926
AMC Networks, Inc. - Class A(a)	1,167	85,389
Autoliv, Inc.	529	57,666
AutoNation, Inc.(a)	1,394	81,103
Comcast Corp. - Class A	980	55,742
Darden Restaurants, Inc.	1,246	85,401
The Home Depot, Inc.	523	60,401
Lennar Corp. - Class A	1,893	91,110
Polaris Industries, Inc.	731	87,625
Scripps Networks Interactive, Inc. - Class A	1,161	57,110
The TJX Cos., Inc.	1,389	99,202
Twenty-First Century Fox, Inc. - Class A	2,698	72,792
Ulta Salon Cosmetics & Fragrance, Inc.(a)	510	83,309
Wyndham Worldwide Corp.	875	62,913

		1,062,689

Consumer Staples 7.61%
Colgate-Palmolive Co.	864	54,829
Constellation Brands, Inc. - Class A	493	61,729
CVS Health Corp.	806	77,763
The Hershey Co.	855	78,558
Hormel Foods Corp.	1,193	75,529
The Kroger Co.	1,992	71,851
Monster Beverage Corp.(a)	625	84,462
Tyson Foods, Inc. - Class A	1,312	56,547

		561,268

Energy 5.45%
EQT Corp.	852	55,184
FMC Technologies, Inc.(a)	1,832	56,792
HollyFrontier Corp.	1,261	61,587
Pioneer Natural Resources Co.	456	55,468
Range Resources Corp.	1,557	50,011
Southwestern Energy Co.(a)	3,859	48,971
Valero Energy Corp.	1,225	73,622

		401,635

Financials 17.98%
Arthur J Gallagher & Co.	2,089	86,234
BB&T Corp.	2,268	80,741
Capital One Financial Corp.	565	40,974
CBRE Group, Inc. - Class A(a)	2,591	82,912
Cincinnati Financial Corp.	1,603	86,241
Comerica, Inc.	1,462	60,088
Equinix, Inc., REIT	348	95,143
First Republic Bank	1,536	96,414
The Goldman Sachs Group, Inc.	329	57,167
KeyCorp	5,511	71,698
Liberty Property Trust, REIT	2,894	91,190
LPL Financial Holdings, Inc.	1,566	62,280

	Shares	Value
Financials (continued)
McGraw Hill Financial, Inc.	766	$66,259
The PNC Financial Services Group, Inc.	693	61,816
Regions Financial Corp.	9,201	82,901
Reinsurance Group of America, Inc.	469	42,487
SL Green Realty Corp., REIT	834	90,205
T Rowe Price Group, Inc.	1,027	71,377

		1,326,127

Health Care 15.52%
Agilent Technologies, Inc.	2,446	83,971
Allergan, Inc. PLC(a)	276	75,020
Bristol-Myers Squibb Co.	1,482	87,735
Edwards Lifesciences Corp.(a)	602	85,586
Envision Healthcare Holdings, Inc.(a)	2,156	79,319
Gilead Sciences, Inc.	958	94,066
Illumina, Inc.(a)	497	87,383
Medivation, Inc.(a)	1,880	79,900
Mylan, Inc. NV(a)	1,616	65,060
Quintiles Transnational Holdings, Inc.(a)	832	57,882
Regeneron Pharmaceuticals, Inc.(a)	185	86,051
Sirona Dental Systems, Inc.(a)	449	41,910
UnitedHealth Group, Inc.	729	84,571
Universal Health Services, Inc. - Class B	666	83,123
Waters Corp.(a)	448	52,958

		1,144,535

Industrials 8.42%
AGCO Corp.	925	43,133
B/E Aerospace, Inc.	1,399	61,416
The Boeing Co.	428	56,047
C.H. Robinson Worldwide, Inc.	881	59,714
Cintas Corp.	987	84,635
Honeywell International, Inc.	588	55,678
Southwest Airlines Co.	1,734	65,961
Stanley Black & Decker, Inc.	584	56,636
TransDigm Group, Inc.(a)	387	82,203
United Technologies Corp.	628	55,886

		621,309

Information Technology 20.19%
Amphenol Corp. - Class A	1,461	74,453
Apple, Inc.	755	83,277
Avnet, Inc.	1,551	66,197
Citrix Systems, Inc.(a)	1,181	81,820
eBay, Inc.(a)	1,688	41,255
F5 Networks, Inc.(a)	707	81,871
Facebook, Inc. - Class A(a)	1,040	93,495
Global Payments, Inc.	504	57,824
Intuit, Inc.	695	61,681
Juniper Networks, Inc.	2,323	59,724
Lam Research Corp.	1,313	85,778
LinkedIn Corp. - Class A(a)	486	92,403
Marvell Technology Group, Ltd.	5,879	53,205
QUALCOMM, Inc.	1,420	76,297
Red Hat, Inc.(a)	1,369	98,404
Salesforce.com, Inc.(a)	1,467	101,854
Vantiv, Inc. - Class A(a)	1,958	87,953
VeriSign, Inc.(a)	1,150	81,144

	Shares	Value
Information Technology (continued)
Visa, Inc. - Class A	824	$57,400
Xilinx, Inc.	1,243	52,703

		1,488,738

Materials 2.50%
Albemarle Corp.	1,480	65,268
Avery Dennison Corp.	1,100	62,227
Vulcan Materials Co.	640	57,088

		184,583

Telecommunication Services 2.29%
Level 3 Communications, Inc.(a)	1,732	75,671
SBA Communications Corp. - Class A(a)	891	93,323

		168,994

Utilities 2.70%
Calpine Corp.(a)	3,784	55,246
NextEra Energy, Inc.	875	85,357
UGI Corp.	1,688	58,776

		199,379

TOTAL COMMON STOCKS
(Cost $7,594,672)		7,159,257

EXCHANGE TRADED FUNDS 2.42%
SPDR® S&P 500® ETF Trust	932	178,599

TOTAL EXCHANGE TRADED FUNDS
(Cost $183,820)		178,599

Total Investments - 99.49%
(Cost $7,778,492)		7,337,856

Other Assets in Excess of Liabilities - 0.51%		37,956

NET ASSETS - 100.00%		$7,375,812

(a)	Non-Income Producing Security

Abbreviations:

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a public limited company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Schedule of Investments.

TRANSPARENT VALUE TRUST

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

September, 2015 (Unaudited)

1. ORGANIZATION

Transparent Value Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware statutory trust by an Agreement and Declaration of Trust (the “Declaration of Trust”) dated June 8, 2009. As of September 30, 2015, the Trust offered 11 registered funds (“Series”). The financial statements and financial highlights herein relate to Transparent Value Directional Allocation VI Portfolio (the “Portfolio”). The Portfolio commenced operations on May 6, 2014.

The Portfolio’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Transparent Value Directional Allocation IndexSM (the “Allocation Index” or “Index”).

The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (“shares”) and different classes of shares of each series. The Portfolio offers Class I, Class II and Class III shares. Class I, Class II and Class III shares are sold without a sales load. Class I shares bear fees to pay for non-distribution related services provided to shareholders (“Service Fees”). Class II shares bear Service Fees as well as fees for distribution, servicing and marketing of such shares pursuant to a Distribution Plan (“12b-1 Fees”). Class III shares are offered without Service Fees or 12b-1 Fees. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses as noted and exclusive rights to vote on matters affecting only individual classes.

Shares of the Portfolio are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Portfolio is considered an investment company for financial reporting purposes under GAAP.

A) Net Asset Value: The net asset values (“NAVs”) of the Portfolio’s share classes (Class I, Class II and Class III) are computed based upon the value of the securities and other assets and liabilities held by the Portfolio. NAVs are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading.

B) Investment Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m., Eastern Time, if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not readily available or determined to not represent the fair value of a security as of the Portfolio’s pricing time, the security will be valued at fair value as determined by a valuation committee pursuant to the valuation policies approved by the Board. At September 30, 2015, none of the Portfolio’s assets were fair valued pursuant to the Board approved fair valuation policies.

C) Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Net realized gains and losses from securities transactions are determined on the basis of identified cost for both financial reporting and income tax purposes.

D) Use of Estimates: The financial statements were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates are appropriate; however, actual results may differ from those estimates.

E) Distributions to Shareholders: The Portfolio intends to annually distribute to shareholders all of their net income and/or capital gains. Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

The Portfolio recharacterizes distributions received from Real Estate Investment Trust (“REIT”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Portfolio records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Schedule of Investments. These recharacterizations are reflected in the accompanying financial statements.

3. FAIR VALUE MEASUREMENTS

In accordance with GAAP, the Portfolio uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the fair value of the Portfolio’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3—Significant unobservable prices or inputs (including a Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques used by the Portfolio to measure fair value during the period ended September 30, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Portfolio’s investments carried at fair value:

Transparent Value Directional Allocation VI Portfolio:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$7,159,257	$–	$–	$7,159,257
Exchange Traded Funds	$178,599	$–	$–	$178,599
TOTAL	$7,337,856	$–	$–	$7,337,856

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

It is the Portfolio’s policy to recognize transfers into and out of all levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period.

For the period ended September 30, 2015, the Portfolio did not have any unobservable inputs (Level 3) used in determining fair value.

4. INCOME TAX

The Portfolio’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Portfolio has qualified and intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, for federal income tax purposes and to distribute substantially all net investment income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Management has reviewed the Portfolio’s tax positions and concluded that the Portfolio has no material uncertain tax position at September 30, 2015. As of and during the period ended September 30, 2015 the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio will file U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return.

Net unrealized appreciation (depreciation) of investments based on federal tax costs as of September 30, 2015 were as follows:

Transparent Value Directional Allocation VI Portfolio:

Gross appreciation (excess of value over tax cost)	$91,585
Gross depreciation (excess of tax cost over value)	(546,090)
Net unrealized depreciation	$(454,505)
Cost of investments for income tax purposes	$7,792,361

Item 2 - Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transparent Value Trust

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date:	November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date:	November 24, 2015

By:	/s/ Keith D. Kemp
Keith D. Kemp, Treasurer

Date:	November 24, 2015